Contingencies and restrictions (Details) - USD ($) $ in Thousands										1 Months Ended	12 Months Ended
	Oct. 04, 2022	Sep. 29, 2022	Jan. 27, 2022	Jul. 15, 2021	Jan. 07, 2021	Oct. 31, 2020	Apr. 14, 2020	Mar. 24, 2017	Aug. 26, 2016	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Aug. 31, 2004	Aug. 31, 1996
Statement [Line Items]
Lawsuits, domicile of litigation											19th Civil Court of Santiago
Guarantee obligations											$ 717
Environmental loss contingencies component amount						$ 9,000
Mining assets											60,284	$ 38,241
Tax contingencies, estimates possible amount		$ 745,300
Third tax and customs court | Tax Period 2012 to 2014
Statement [Line Items]
Tax Contingencies, Dispute Amount									$ 17,800
Tax contingencies, contested tax									11,500
Interest and associated fines									$ 6,300
Third tax and customs court | Tax Period 2015 to 2016
Statement [Line Items]
Tax Contingencies, Dispute Amount								$ 8,600
Tax contingencies, contested tax								6,900
Interest and associated fines								400
Tax contingencies, assessed excess tax amount								$ 1,300
Third tax and customs court | Tax Period 2017 to 2018
Statement [Line Items]
Tax Contingencies, Dispute Amount				$ 63,900
Tax contingencies, contested tax				30,200
Interest and associated fines				16,100
Tax contingencies, assessed excess tax amount				$ 17,600
General Water Bureau
Statement [Line Items]
Loss Contingency, Damages Awarded, Value							$ 4,180
Ocaa y Vega Limited
Statement [Line Items]
Loss Contingency, Damages Awarded, Value					$ 377
Soquimich Comercial S.A.
Statement [Line Items]
Lawsuits, damages owed value											1,050
SQM Salar
Statement [Line Items]
Loss Contingency, Damages Awarded, Value			$ 48,100
Litigation charges												$ 48,100
SQM Salar | Tax Period 2019
Statement [Line Items]
Tax Contingencies, Dispute Amount		36,800
Tax contingencies, assessed excess tax amount		$ 9,700
SQM Salar | Non-current tax assets
Statement [Line Items]
Mining assets											$ 127,100
Lawsuit three
Statement [Line Items]
Lawsuits, name of plaintiff											city of Pomona in the state of California
Lawsuits, name of defendant											SQM NA
Lawsuits, lawsuit filing date											December 2010
Lawsuits, domicile of litigation											US District Court for the Central District of California
Lawsuits, allegations											payment of expenses and other values related to treatment of groundwater to make it apt for consumption, which involved the extraction of perchlorate in this water, which allegedly came from Chilean fertilizers
Lawsuit four
Statement [Line Items]
Lawsuits, name of plaintiff											the city of Lindsay in California, United States
Lawsuits, name of defendant											SQM NA
Lawsuits, lawsuit filing date											December 2010
Lawsuits, domicile of litigation											US District Court for the Central District of California
Lawsuits, allegations											payment of expenses and other values related to treatment of groundwater to make it apt for consumption, which involved the extraction of perchlorate in this water, which allegedly came from Chilean fertilizers
Lawsuit five
Statement [Line Items]
Lawsuits, name of defendant											SQM Nitratos
Lawsuits, lawsuit filing date											May 2014
Lawsuits, domicile of litigation											18th Civil Court of Santiago
Lawsuits, allegations											for its alleged extracontractual liability derived from an explosion occurring in 2010 in the vicinity of the town of Baquedano, which caused the death of six workers
Lawsuits, litigation status											On May 7, 2019, the 18th Civil Court of Santiago dismissed the claim. The case currently is in the Santiago Court of Appeals, which will make a determination on the motion for appeal and cassation brought about on behalf of the plaintiff.
Lawsuits, nominal value											$ 1,200
Lawsuit six
Statement [Line Items]
Lawsuits, name of plaintiff											Transportes Buen Destino S.A.
Lawsuits, name of defendant											SQM Salar
Lawsuits, lawsuit filing date											January 2018
Lawsuits, domicile of litigation											arbitration claim under CAM rules
Lawsuits, allegations											controversies resulting from the execution of transport contracts for lithium brine and transport of salts
Lawsuits, litigation status											currently in the evidence stage
Lawsuits, nominal value											$ 3,000
Lawsuit seven
Statement [Line Items]
Lawsuits, name of plaintiff											representatives Claudia Nathalie Mix Jiménez, Gael Fernanda Yeomans Araya, Camila Ruzlay Rojas Valderrama
Lawsuits, name of defendant											Corfo
Lawsuits, lawsuit filing date											September 2018
Lawsuits, allegations											Salar de Atacama Project Contract signed between Corfo and SQM Salar.
Lawsuits, litigation status											discussion stage
Lawsuit eight
Statement [Line Items]
Lawsuits, name of plaintiff											The Company and FPC Ingeniería y Construcción SpA
Lawsuits, lawsuit filing date											May 2019
Lawsuits, allegations											alleged extracontractual liability derived from the traffic accident occurring
Lawsuits, litigation status											on March 5, 2018, involving the overturn of a truck owned by FPC and the subsequent death of its two occupants, both employees of FPC. The four children of one of the deceased workers are the plaintiffs in this case and are seeking compensation for moral damages.
Lawsuits, nominal value											$ 1,200
Lawsuit nine
Statement [Line Items]
Lawsuits, damages owed value										$ 493
Lawsuit ten
Statement [Line Items]
Lawsuits, name of plaintiff											Sierra Gorda S.C.M
Lawsuits, name of defendant											the Company
Lawsuits, lawsuit filing date											December 16, 2011
Lawsuits, nominal value											$ 46,000
Interest and associated fines	$ 3,600
Lawsuit fifteen
Statement [Line Items]
Lawsuits, nominal value											$ 542,000
Law Suit One A | Nitratos Naturais do Chile Ltda. | Provision for taxes other than income tax | Appeal pending | Fazoanda Do Estado De Sao Paulo
Statement [Line Items]
Law suits fines penalties and damages payable														$ 492
Law Suit One B | Nitratos Naturais do Chile Ltda. | Provision for taxes other than income tax | Appeal pending | Fazoanda Do Estado De Sao Paulo
Statement [Line Items]
Law suits fines penalties and damages payable													$ 265